Reverse Capitalization - Summary of Retroactive Application of Reverse Capitalization to Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Deficit (Detail)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 USD ($) shares	Mar. 31, 2021 shares
Retroactive Application of Reverse Capitalization to Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders Deficit [Line Items]
Preferred stock, shares outstanding	139,444,346	139,444,346		0
Conversion ratio	2.0681	2.0681
Common Stock [Member]
Retroactive Application of Reverse Capitalization to Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders Deficit [Line Items]
Common stock - shares			87,362,592
Common stock - amount | $			$ 9
Conversion ratio			2.0681
Cumulative Preferred Stock [Member]
Retroactive Application of Reverse Capitalization to Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders Deficit [Line Items]
Preferred stock, shares outstanding			139,444,346
Conversion ratio			2.0681
Previously Reported [Member]
Retroactive Application of Reverse Capitalization to Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders Deficit [Line Items]
Preferred stock, shares outstanding	67,427,138	67,427,138
Previously Reported [Member] | Common Stock [Member]
Retroactive Application of Reverse Capitalization to Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders Deficit [Line Items]
Common stock - shares			42,243,445
Common stock - amount | $			$ 4
Previously Reported [Member] | Cumulative Preferred Stock [Member]
Retroactive Application of Reverse Capitalization to Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders Deficit [Line Items]
Preferred stock, shares outstanding			67,427,138